Schedule of investments
Macquarie Climate Solutions Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.33%♦
Consumer Discretionary — 3.88%
Amazon.com †	19,154	$ 4,202,196
		4,202,196
Energy — 11.51%
Neste	224,578	2,842,085
Occidental Petroleum	69,292	3,423,718
Schlumberger	72,460	2,778,116
Valero Energy	27,916	3,422,223
		12,466,142
Industrials — 20.39%
Cummins	13,139	4,580,255
Kingspan Group	55,393	4,042,339
Net Power †	184,801	1,957,043
Schneider Electric	18,273	4,559,776
Sunrun †	245,029	2,266,518
Waste Management	23,196	4,680,721
		22,086,652
Information Technology — 4.61%
Enphase Energy †	17,660	1,212,889
First Solar †	21,454	3,781,053
		4,993,942
Materials — 20.73%
Alcoa	116,713	4,409,417
Anglo American	151,668	4,488,602
CF Industries Holdings	50,266	4,288,695
Holcim †	41,858	4,030,296
Nutrien	79,451	3,555,433
West Fraser Timber	19,402	1,681,115
		22,453,558
Real Estate — 3.78%
Weyerhaeuser	145,556	4,097,401
		4,097,401
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 35.43%
AES	214,532	$ 2,761,027
Ameren	48,823	4,352,082
CMS Energy	67,787	4,518,004
NextEra Energy	55,206	3,957,718
NiSource	93,868	3,450,588
Orsted 144A #, †	68,411	3,089,014
ReNew Energy Global Class A †	297,728	2,033,482
RWE	108,641	3,244,407
SSE	153,710	3,086,570
Terna - Rete Elettrica Nazionale	431,728	3,411,439
Xcel Energy	66,185	4,468,811
		38,373,142
Total Common Stocks (cost $109,543,360)		108,673,033

Total Value of Securities—100.33% (cost $109,543,360)		108,673,033
Liabilities Net of Receivables and Other Assets—(0.33%)		(357,680)
Net Assets Applicable to 12,075,542 Shares Outstanding—100.00%		$108,315,353
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $3,089,014, which represents 2.85% of the Fund’s net assets.
NQ- IV061 [1224] 0225 (4220549)    1